Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

STEWARD FUNDS, INC.

on behalf of its series

Steward Covered Call Income Fund

Steward Global Equity Income Fund

Steward International Enhanced Index Fund

Steward Large Cap Enhanced Index Fund

Steward Select Bond Fund

Steward Small-Mid Cap Enhanced Index Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 24, 2021 to the Currently Effective Prospectus and Statement of
Additional Information dated August 31, 2020

This Supplement reports the following changes to information in the Funds’ Prospectus and Statement of Additional Information (“SAI”) dated August 31, 2020.

1. Steward Large Cap Enhanced Index Fund and Steward Small-Mid Cap Enhanced Index Fund

A.

The Funds’ Board of Directors (the “Board”) has approved changes to each Fund proposed by Crossmark Global Investments, Inc., the Funds’ investment adviser, in order to implement a new investment strategy for each Fund, including: (i) a new Fund name; (ii) the elimination of the Fund’s policy that, under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund’s benchmark[1]; (iii) for Steward Small-Mid Cap Enhanced Index Fund only, the replacement of the Fund’s policy that, under normal circumstances, the Fund will invest at least 80% of its assets in the securities of small- to mid-cap companies[2]; (iv) changes to the Fund’s benchmark index; and (v) changes to the Fund’s portfolio management team. The rebalancing of each Fund’s portfolio in connection with the implementation of its new investment strategy is expected to result in the Fund’s recognition of taxable capital gains, which will be passed through to shareholders.

The changes to each Fund described further below will be implemented upon the effectiveness of the Fund’s next annual update to its registration statement on or about August 28, 2021.

[1] The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies.

[2] The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies.

B.	Steward Large Cap Enhanced Index Fund will be renamed Steward Large Cap Core Fund and Steward Small-Mid Cap Enhanced Index Fund will be renamed Steward Small Cap Growth Fund.

C.	The following disclosure will replace the existing similar disclosure in the “Principal Investment Strategies” section of the applicable Fund’s summary section of the Prospectus:

Steward Large Cap Core Fund

The Fund’s principal investment strategy is to invest in a portfolio of large-cap equity securities, subject to the limitations of the Fund’s values-based screening policies (see “Values-based Investing” below). Under normal market conditions, the Fund invests at least 80% of its assets in securities of large-cap companies.[3] Large-cap companies are defined by the market capitalization range of the Fund’s benchmark index from time to time. The Fund’s benchmark index is a widely recognized broad-based large-cap index and is the same as the first index identified in the Average Annual Total Returns table below. Substantially all of the equity securities in which the Fund invests will be included in the Fund’s benchmark index at the time of purchase. The Fund may invest a portion of its assets in small- and mid-cap companies. The Fund may also invest in other investment companies and real estate investment trusts.

Portfolio management will select securities using an investment process that combines quantitative techniques, fundamental analysis and risk management. Securities generally are added to the portfolio based both on security rankings provided by multi-factor quantitative models and on fundamental analysis of the securities. In addition, portfolio management will utilize risk management techniques to establish constraints on the amounts invested in individual securities and sectors. Portfolio management will generally sell a security if its model ranking declines significantly or research reveals a significant deterioration of the company’s fundamentals.

Portfolio management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Portfolio management may also consider a company’s environmental, social and governance (ESG) characteristics as determined by portfolio management based on ESG rankings generated by third-party data providers and Crossmark’s own internal research. Portfolio management believes a company’s ESG characteristics, like the more traditional factors of investment analysis listed above, have the potential to impact financial risk and investment

[3] The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

returns, and that such characteristics are best analyzed in combination with those traditional factors.

Steward Small Cap Growth Fund

The Fund’s principal investment strategy is to invest in a portfolio of small-cap growth securities, subject to the limitations of the Fund’s values-based screening policies (see “Values-based Investing” below). Under normal market conditions, the Fund invests at least 80% of its assets in securities of small-cap companies.[4] Small-cap companies are defined as those with market capitalizations no larger than the largest capitalized issuer included in the Fund’s benchmark index from time to time. The Fund’s benchmark index is a widely recognized broad-based small-cap index and is the same as the first index identified in the Average Annual Total Returns table below.

The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock. The Fund may also invest in other investment companies and up to 15% of its net assets in real estate investment trusts.

The Fund invests primarily in securities that are considered by portfolio management to have potential for earnings or revenue growth. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:

•	Fundamental analysis involves building a series of financial models. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry.

•	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.

•

Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Portfolio management considers selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock are viewed in the market as no longer attractive.

Portfolio management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Portfolio management may also consider a company’s environmental, social and governance (ESG)

[4] The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

characteristics as determined by portfolio management based on ESG rankings generated by third-party data providers and Crossmark’s own internal research. Portfolio management believes a company’s ESG characteristics, like the more traditional factors of investment analysis listed above, have the potential to impact financial risk and investment returns, and that such characteristics are best analyzed in combination with those traditional factors.

D.

The following disclosures will be added in the “Principal Risks of Investing in the Fund” section in the applicable Fund’s summary section of the Prospectus and in the “Principal Risks” section of the Prospectus relating to the applicable Fund:

Steward Large Cap Core Fund

•

Small- and Mid-Cap Companies Risk – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investment in small- and mid-cap companies may involve greater risks than securities of large-cap companies because small-and mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.

•

ESG Investing Risk – When portfolio management considers ESG factors in its fundamental research process and when making investment decisions, there is a risk that the Fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors.

Steward Small Cap Growth Fund

•

ESG Investing Risk – When portfolio management considers ESG factors in its fundamental research process and when making investment decisions, there is a risk that the Fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors.

E.

For Steward Large Cap Core Fund, the existing disclosure under the “Growth Stocks” and “Value Stocks” headings and, for Steward Small Cap Growth Fund, the disclosure under the “Value Stocks” heading will be deleted from the “Principal Risks of Investing in the Fund” section of the applicable Fund’s summary section of the Prospectus and the “Principal Risks” section of the Prospectus relating to the applicable Fund.

F.	The following disclosure will be added under the “Average Annual Total Returns” table in the applicable Fund’s summary section of the Prospectus:

Steward Large Cap Core Fund

The Russell 1000 Index replaced the S&P 500 Index as the Fund’s benchmark index because Crossmark believes the Russell 1000 Index more accurately reflects the Fund’s current investment strategies.

Steward Small Cap Growth Fund

The Russell 2000 Index replaced the S&P 1000 Index as the Fund’s benchmark index because Crossmark believes the new index more accurately reflects the Fund’s current investment strategies.

2. All Funds

A.

The Funds’ Board of Directors (the “Board”) has approved changes to each Fund proposed by Crossmark Global Investments, Inc., the Funds’ investment adviser, in order to implement: (i) the addition of a front-end sales charge to the Fund’s Class A shares and (ii) changes to the Fund’s values-based screening policies. In connection with the addition of a front-end sales charge to the Fund’s Class A shares, Crossmark will also implement changes to the Funds’ exchange privileges. The changes to each Fund described further below will be implemented upon the effectiveness of the Fund’s next annual update to its registration statement on or about August 28, 2021.

B.

Class A shares of all Funds other than Steward Select Bond Fund will be subject to a maximum front-end sales charge of 5.75% of the purchase amount and Class A shares of Steward Select Bond Fund will be subject to a maximum front-end sales charge of 3.75% of the purchase amount, in each case subject to applicable waivers and discounts to be described in detail in the each Fund’s next annual update to its registration statement. Current Class A shareholders of a Fund, as of the date of the effectiveness of the Fund’s next annual update to its registration statement, will not be subject to the front-end sales charge on any additional investments in Class A shares of the Fund. However, current Class A shareholders of a Fund will be subject to the front-end sales charge on new investments in Class A shares of a Fund that they are not invested in as of the date of the effectiveness of the Fund’s next annual update to its registration statement.

C.

The following will replace all existing similar disclosure relating the Funds’ values-based screening policies in the “Principal Investment Strategies” section of each Fund’s summary section of the Prospectus:

In implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) leasing real estate to facilities providing abortions; (6) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (7) directly involved in the production, distribution or retail of adult entertainment; or (8) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities of companies that are subsequently added to the list of prohibited companies, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, abortion facilities, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Steward Covered Call Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

STEWARD FUNDS, INC.

on behalf of its series

Steward Covered Call Income Fund

(each a "Fund" and collectively, the "Funds")

Supplement dated June 24, 2021 to the Currently Effective Prospectus and Statement of
Additional Information dated August 31, 2020

This Supplement reports the following changes to information in the Funds' Prospectus and Statement of Additional Information ("SAI") dated August 31, 2020.

2. All Funds

A.

The Funds' Board of Directors (the "Board") has approved changes to each Fund proposed by Crossmark Global Investments, Inc., the Funds' investment adviser, in order to implement: (i) the addition of a front-end sales charge to the Fund's Class A shares and (ii) changes to the Fund's values-based screening policies. In connection with the addition of a front-end sales charge to the Fund's Class A shares, Crossmark will also implement changes to the Funds' exchange privileges. The changes to each Fund described further below will be implemented upon the effectiveness of the Fund's next annual update to its registration statement on or about August 28, 2021.

B.

Class A shares of all Funds other than Steward Select Bond Fund will be subject to a maximum front-end sales charge of 5.75% of the purchase amount and Class A shares of Steward Select Bond Fund will be subject to a maximum front-end sales charge of 3.75% of the purchase amount, in each case subject to applicable waivers and discounts to be described in detail in the each Fund's next annual update to its registration statement. Current Class A shareholders of a Fund, as of the date of the effectiveness of the Fund's next annual update to its registration statement, will not be subject to the front-end sales charge on any additional investments in Class A shares of the Fund. However, current Class A shareholders of a Fund will be subject to the front-end sales charge on new investments in Class A shares of a Fund that they are not invested in as of the date of the effectiveness of the Fund's next annual update to its registration statement.

C.

The following will replace all existing similar disclosure relating the Funds' values-based screening policies in the "Principal Investment Strategies" section of each Fund's summary section of the Prospectus:

In implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund's Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) leasing real estate to facilities providing abortions; (6) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (7) directly involved in the production, distribution or retail of adult entertainment; or (8) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities of companies that are subsequently added to the list of prohibited companies, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, abortion facilities, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Steward Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

STEWARD FUNDS, INC.

on behalf of its series

Steward Global Equity Income Fund

(each a "Fund" and collectively, the "Funds")

Supplement dated June 24, 2021 to the Currently Effective Prospectus and Statement of
Additional Information dated August 31, 2020

This Supplement reports the following changes to information in the Funds' Prospectus and Statement of Additional Information ("SAI") dated August 31, 2020.

2. All Funds

A.

The Funds' Board of Directors (the "Board") has approved changes to each Fund proposed by Crossmark Global Investments, Inc., the Funds' investment adviser, in order to implement: (i) the addition of a front-end sales charge to the Fund's Class A shares and (ii) changes to the Fund's values-based screening policies. In connection with the addition of a front-end sales charge to the Fund's Class A shares, Crossmark will also implement changes to the Funds' exchange privileges. The changes to each Fund described further below will be implemented upon the effectiveness of the Fund's next annual update to its registration statement on or about August 28, 2021.

B.

Class A shares of all Funds other than Steward Select Bond Fund will be subject to a maximum front-end sales charge of 5.75% of the purchase amount and Class A shares of Steward Select Bond Fund will be subject to a maximum front-end sales charge of 3.75% of the purchase amount, in each case subject to applicable waivers and discounts to be described in detail in the each Fund's next annual update to its registration statement. Current Class A shareholders of a Fund, as of the date of the effectiveness of the Fund's next annual update to its registration statement, will not be subject to the front-end sales charge on any additional investments in Class A shares of the Fund. However, current Class A shareholders of a Fund will be subject to the front-end sales charge on new investments in Class A shares of a Fund that they are not invested in as of the date of the effectiveness of the Fund's next annual update to its registration statement.

C.

The following will replace all existing similar disclosure relating the Funds' values-based screening policies in the "Principal Investment Strategies" section of each Fund's summary section of the Prospectus:

In implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund's Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) leasing real estate to facilities providing abortions; (6) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (7) directly involved in the production, distribution or retail of adult entertainment; or (8) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities of companies that are subsequently added to the list of prohibited companies, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, abortion facilities, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Steward International Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

STEWARD FUNDS, INC.

on behalf of its series

Steward International Enhanced Index Fund

(each a "Fund" and collectively, the "Funds")

Supplement dated June 24, 2021 to the Currently Effective Prospectus and Statement of
Additional Information dated August 31, 2020

This Supplement reports the following changes to information in the Funds' Prospectus and Statement of Additional Information ("SAI") dated August 31, 2020.

2. All Funds

A.

The Funds' Board of Directors (the "Board") has approved changes to each Fund proposed by Crossmark Global Investments, Inc., the Funds' investment adviser, in order to implement: (i) the addition of a front-end sales charge to the Fund's Class A shares and (ii) changes to the Fund's values-based screening policies. In connection with the addition of a front-end sales charge to the Fund's Class A shares, Crossmark will also implement changes to the Funds' exchange privileges. The changes to each Fund described further below will be implemented upon the effectiveness of the Fund's next annual update to its registration statement on or about August 28, 2021.

B.

Class A shares of all Funds other than Steward Select Bond Fund will be subject to a maximum front-end sales charge of 5.75% of the purchase amount and Class A shares of Steward Select Bond Fund will be subject to a maximum front-end sales charge of 3.75% of the purchase amount, in each case subject to applicable waivers and discounts to be described in detail in the each Fund's next annual update to its registration statement. Current Class A shareholders of a Fund, as of the date of the effectiveness of the Fund's next annual update to its registration statement, will not be subject to the front-end sales charge on any additional investments in Class A shares of the Fund. However, current Class A shareholders of a Fund will be subject to the front-end sales charge on new investments in Class A shares of a Fund that they are not invested in as of the date of the effectiveness of the Fund's next annual update to its registration statement.

C.

The following will replace all existing similar disclosure relating the Funds' values-based screening policies in the "Principal Investment Strategies" section of each Fund's summary section of the Prospectus:

In implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund's Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) leasing real estate to facilities providing abortions; (6) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (7) directly involved in the production, distribution or retail of adult entertainment; or (8) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities of companies that are subsequently added to the list of prohibited companies, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, abortion facilities, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Steward Large Cap Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

STEWARD FUNDS, INC.

on behalf of its series

Steward Large Cap Enhanced Index Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 24, 2021 to the Currently Effective Prospectus and Statement of
Additional Information dated August 31, 2020

This Supplement reports the following changes to information in the Funds’ Prospectus and Statement of Additional Information (“SAI”) dated August 31, 2020.

1. Steward Large Cap Enhanced Index Fund and Steward Small-Mid Cap Enhanced Index Fund

A.

The Funds’ Board of Directors (the “Board”) has approved changes to each Fund proposed by Crossmark Global Investments, Inc., the Funds’ investment adviser, in order to implement a new investment strategy for each Fund, including: (i) a new Fund name; (ii) the elimination of the Fund’s policy that, under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund’s benchmark[1]; (iii) for Steward Small-Mid Cap Enhanced Index Fund only, the replacement of the Fund’s policy that, under normal circumstances, the Fund will invest at least 80% of its assets in the securities of small- to mid-cap companies[2]; (iv) changes to the Fund’s benchmark index; and (v) changes to the Fund’s portfolio management team. The rebalancing of each Fund’s portfolio in connection with the implementation of its new investment strategy is expected to result in the Fund’s recognition of taxable capital gains, which will be passed through to shareholders.

The changes to each Fund described further below will be implemented upon the effectiveness of the Fund’s next annual update to its registration statement on or about August 28, 2021.

[1] The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies.

[2] The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies.

B.	Steward Large Cap Enhanced Index Fund will be renamed Steward Large Cap Core Fund and Steward Small-Mid Cap Enhanced Index Fund will be renamed Steward Small Cap Growth Fund.

C.	The following disclosure will replace the existing similar disclosure in the “Principal Investment Strategies” section of the applicable Fund’s summary section of the Prospectus:

Steward Large Cap Core Fund

The Fund’s principal investment strategy is to invest in a portfolio of large-cap equity securities, subject to the limitations of the Fund’s values-based screening policies (see “Values-based Investing” below). Under normal market conditions, the Fund invests at least 80% of its assets in securities of large-cap companies.[3] Large-cap companies are defined by the market capitalization range of the Fund’s benchmark index from time to time. The Fund’s benchmark index is a widely recognized broad-based large-cap index and is the same as the first index identified in the Average Annual Total Returns table below. Substantially all of the equity securities in which the Fund invests will be included in the Fund’s benchmark index at the time of purchase. The Fund may invest a portion of its assets in small- and mid-cap companies. The Fund may also invest in other investment companies and real estate investment trusts.

Portfolio management will select securities using an investment process that combines quantitative techniques, fundamental analysis and risk management. Securities generally are added to the portfolio based both on security rankings provided by multi-factor quantitative models and on fundamental analysis of the securities. In addition, portfolio management will utilize risk management techniques to establish constraints on the amounts invested in individual securities and sectors. Portfolio management will generally sell a security if its model ranking declines significantly or research reveals a significant deterioration of the company’s fundamentals.

Portfolio management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Portfolio management may also consider a company’s environmental, social and governance (ESG) characteristics as determined by portfolio management based on ESG rankings generated by third-party data providers and Crossmark’s own internal research. Portfolio management believes a company’s ESG characteristics, like the more traditional factors of investment analysis listed above, have the potential to impact financial risk and investment

[3] The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

returns, and that such characteristics are best analyzed in combination with those traditional factors.

D.

The following disclosures will be added in the “Principal Risks of Investing in the Fund” section in the applicable Fund’s summary section of the Prospectus and in the “Principal Risks” section of the Prospectus relating to the applicable Fund:

Steward Large Cap Core Fund

•

Small- and Mid-Cap Companies Risk – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investment in small- and mid-cap companies may involve greater risks than securities of large-cap companies because small-and mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.

•

ESG Investing Risk – When portfolio management considers ESG factors in its fundamental research process and when making investment decisions, there is a risk that the Fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors.

E.

For Steward Large Cap Core Fund, the existing disclosure under the “Growth Stocks” and “Value Stocks” headings and, for Steward Small Cap Growth Fund, the disclosure under the “Value Stocks” heading will be deleted from the “Principal Risks of Investing in the Fund” section of the applicable Fund’s summary section of the Prospectus and the “Principal Risks” section of the Prospectus relating to the applicable Fund.

F.	The following disclosure will be added under the “Average Annual Total Returns” table in the applicable Fund’s summary section of the Prospectus:

Steward Large Cap Core Fund

The Russell 1000 Index replaced the S&P 500 Index as the Fund’s benchmark index because Crossmark believes the Russell 1000 Index more accurately reflects the Fund’s current investment strategies.

2. All Funds

A.

The Funds’ Board of Directors (the “Board”) has approved changes to each Fund proposed by Crossmark Global Investments, Inc., the Funds’ investment adviser, in order to implement: (i) the addition of a front-end sales charge to the Fund’s Class A shares and (ii) changes to the Fund’s values-based screening policies. In connection with the addition of a front-end sales charge to the Fund’s Class A shares, Crossmark will also implement changes to the Funds’ exchange privileges. The changes to each Fund described further below will be implemented upon the effectiveness of the Fund’s next annual update to its registration statement on or about August 28, 2021.

B.

Class A shares of all Funds other than Steward Select Bond Fund will be subject to a maximum front-end sales charge of 5.75% of the purchase amount and Class A shares of Steward Select Bond Fund will be subject to a maximum front-end sales charge of 3.75% of the purchase amount, in each case subject to applicable waivers and discounts to be described in detail in the each Fund’s next annual update to its registration statement. Current Class A shareholders of a Fund, as of the date of the effectiveness of the Fund’s next annual update to its registration statement, will not be subject to the front-end sales charge on any additional investments in Class A shares of the Fund. However, current Class A shareholders of a Fund will be subject to the front-end sales charge on new investments in Class A shares of a Fund that they are not invested in as of the date of the effectiveness of the Fund’s next annual update to its registration statement.

C.

The following will replace all existing similar disclosure relating the Funds’ values-based screening policies in the “Principal Investment Strategies” section of each Fund’s summary section of the Prospectus:

In implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) leasing real estate to facilities providing abortions; (6) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (7) directly involved in the production, distribution or retail of adult entertainment; or (8) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities of companies that are subsequently added to the list of prohibited companies, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, abortion facilities, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Steward Select Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

STEWARD FUNDS, INC.

on behalf of its series

Steward Select Bond Fund

(each a "Fund" and collectively, the "Funds")

Supplement dated June 24, 2021 to the Currently Effective Prospectus and Statement of
Additional Information dated August 31, 2020

This Supplement reports the following changes to information in the Funds' Prospectus and Statement of Additional Information ("SAI") dated August 31, 2020.

2. All Funds

A.

The Funds' Board of Directors (the "Board") has approved changes to each Fund proposed by Crossmark Global Investments, Inc., the Funds' investment adviser, in order to implement: (i) the addition of a front-end sales charge to the Fund's Class A shares and (ii) changes to the Fund's values-based screening policies. In connection with the addition of a front-end sales charge to the Fund's Class A shares, Crossmark will also implement changes to the Funds' exchange privileges. The changes to each Fund described further below will be implemented upon the effectiveness of the Fund's next annual update to its registration statement on or about August 28, 2021.

B.

Class A shares of all Funds other than Steward Select Bond Fund will be subject to a maximum front-end sales charge of 5.75% of the purchase amount and Class A shares of Steward Select Bond Fund will be subject to a maximum front-end sales charge of 3.75% of the purchase amount, in each case subject to applicable waivers and discounts to be described in detail in the each Fund's next annual update to its registration statement. Current Class A shareholders of a Fund, as of the date of the effectiveness of the Fund's next annual update to its registration statement, will not be subject to the front-end sales charge on any additional investments in Class A shares of the Fund. However, current Class A shareholders of a Fund will be subject to the front-end sales charge on new investments in Class A shares of a Fund that they are not invested in as of the date of the effectiveness of the Fund's next annual update to its registration statement.

C.

The following will replace all existing similar disclosure relating the Funds' values-based screening policies in the "Principal Investment Strategies" section of each Fund's summary section of the Prospectus:

In implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund's Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) leasing real estate to facilities providing abortions; (6) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (7) directly involved in the production, distribution or retail of adult entertainment; or (8) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities of companies that are subsequently added to the list of prohibited companies, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, abortion facilities, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Steward Small-Mid Cap Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

STEWARD FUNDS, INC.

on behalf of its series

Steward Small-Mid Cap Enhanced Index Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 24, 2021 to the Currently Effective Prospectus and Statement of
Additional Information dated August 31, 2020

This Supplement reports the following changes to information in the Funds’ Prospectus and Statement of Additional Information (“SAI”) dated August 31, 2020.

1. Steward Large Cap Enhanced Index Fund and Steward Small-Mid Cap Enhanced Index Fund

A.

The Funds’ Board of Directors (the “Board”) has approved changes to each Fund proposed by Crossmark Global Investments, Inc., the Funds’ investment adviser, in order to implement a new investment strategy for each Fund, including: (i) a new Fund name; (ii) the elimination of the Fund’s policy that, under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund’s benchmark[1]; (iii) for Steward Small-Mid Cap Enhanced Index Fund only, the replacement of the Fund’s policy that, under normal circumstances, the Fund will invest at least 80% of its assets in the securities of small- to mid-cap companies[2]; (iv) changes to the Fund’s benchmark index; and (v) changes to the Fund’s portfolio management team. The rebalancing of each Fund’s portfolio in connection with the implementation of its new investment strategy is expected to result in the Fund’s recognition of taxable capital gains, which will be passed through to shareholders.

The changes to each Fund described further below will be implemented upon the effectiveness of the Fund’s next annual update to its registration statement on or about August 28, 2021.

[1] The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies.

[2] The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies.

B.	Steward Large Cap Enhanced Index Fund will be renamed Steward Large Cap Core Fund and Steward Small-Mid Cap Enhanced Index Fund will be renamed Steward Small Cap Growth Fund.

C.	The following disclosure will replace the existing similar disclosure in the “Principal Investment Strategies” section of the applicable Fund’s summary section of the Prospectus:

Steward Small Cap Growth Fund

The Fund’s principal investment strategy is to invest in a portfolio of small-cap growth securities, subject to the limitations of the Fund’s values-based screening policies (see “Values-based Investing” below). Under normal market conditions, the Fund invests at least 80% of its assets in securities of small-cap companies.[4] Small-cap companies are defined as those with market capitalizations no larger than the largest capitalized issuer included in the Fund’s benchmark index from time to time. The Fund’s benchmark index is a widely recognized broad-based small-cap index and is the same as the first index identified in the Average Annual Total Returns table below.

The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock. The Fund may also invest in other investment companies and up to 15% of its net assets in real estate investment trusts.

The Fund invests primarily in securities that are considered by portfolio management to have potential for earnings or revenue growth. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:

•	Fundamental analysis involves building a series of financial models. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry.

•	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.

•

Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Portfolio management considers selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock are viewed in the market as no longer attractive.

Portfolio management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Portfolio management may also consider a company’s environmental, social and governance (ESG)

[4] The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

characteristics as determined by portfolio management based on ESG rankings generated by third-party data providers and Crossmark’s own internal research. Portfolio management believes a company’s ESG characteristics, like the more traditional factors of investment analysis listed above, have the potential to impact financial risk and investment returns, and that such characteristics are best analyzed in combination with those traditional factors.

D.

The following disclosures will be added in the “Principal Risks of Investing in the Fund” section in the applicable Fund’s summary section of the Prospectus and in the “Principal Risks” section of the Prospectus relating to the applicable Fund:

Steward Small Cap Growth Fund

•

ESG Investing Risk – When portfolio management considers ESG factors in its fundamental research process and when making investment decisions, there is a risk that the Fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors.

E.

For Steward Large Cap Core Fund, the existing disclosure under the “Growth Stocks” and “Value Stocks” headings and, for Steward Small Cap Growth Fund, the disclosure under the “Value Stocks” heading will be deleted from the “Principal Risks of Investing in the Fund” section of the applicable Fund’s summary section of the Prospectus and the “Principal Risks” section of the Prospectus relating to the applicable Fund.

F.	The following disclosure will be added under the “Average Annual Total Returns” table in the applicable Fund’s summary section of the Prospectus:

Steward Small Cap Growth Fund

The Russell 2000 Index replaced the S&P 1000 Index as the Fund’s benchmark index because Crossmark believes the new index more accurately reflects the Fund’s current investment strategies.

2. All Funds

A.

The Funds’ Board of Directors (the “Board”) has approved changes to each Fund proposed by Crossmark Global Investments, Inc., the Funds’ investment adviser, in order to implement: (i) the addition of a front-end sales charge to the Fund’s Class A shares and (ii) changes to the Fund’s values-based screening policies. In connection with the addition of a front-end sales charge to the Fund’s Class A shares, Crossmark will also implement changes to the Funds’ exchange privileges. The changes to each Fund described further below will be implemented upon the effectiveness of the Fund’s next annual update to its registration statement on or about August 28, 2021.

B.

Class A shares of all Funds other than Steward Select Bond Fund will be subject to a maximum front-end sales charge of 5.75% of the purchase amount and Class A shares of Steward Select Bond Fund will be subject to a maximum front-end sales charge of 3.75% of the purchase amount, in each case subject to applicable waivers and discounts to be described in detail in the each Fund’s next annual update to its registration statement. Current Class A shareholders of a Fund, as of the date of the effectiveness of the Fund’s next annual update to its registration statement, will not be subject to the front-end sales charge on any additional investments in Class A shares of the Fund. However, current Class A shareholders of a Fund will be subject to the front-end sales charge on new investments in Class A shares of a Fund that they are not invested in as of the date of the effectiveness of the Fund’s next annual update to its registration statement.

C.

The following will replace all existing similar disclosure relating the Funds’ values-based screening policies in the “Principal Investment Strategies” section of each Fund’s summary section of the Prospectus:

In implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) leasing real estate to facilities providing abortions; (6) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (7) directly involved in the production, distribution or retail of adult entertainment; or (8) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities of companies that are subsequently added to the list of prohibited companies, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, abortion facilities, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.